INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Difference between income taxes at effective statutory rate and provision for income taxes

The items accounting for the difference between income taxes at the effective statutory rate and the provision for income taxes for the years ended December 31, 2020 and 2019 were as follows:

	Years Ended December 31,
	2020	2019
Income tax benefit at U.S. statutory rate of 21%	$(1,416,961)	$(518,885)
State income taxes	(242,908)	(88,952)
Non-deductible expenses	135,152	26,943
Change in valuation allowance	1,524,717	580,894
Total provision for income tax	$—	$—

Net deferred tax assets

The Company’s approximate net deferred tax assets as of December 31, 2020 and 2019 were as follows:

	December 31,
	2020	2019
Deferred Tax Assets:
Net operating loss carryforward	$6,807,482	$5,224,941
Intangible assets	31,841	53,995
Allowance for bad debt	—	35,670
	6,839,323	5,314,606
Valuation allowance	(6,839,323)	(5,314,606)
Net deferred tax assets	$—	$—